PARTNERSHIP CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jan. 21, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Partnership Units [Line Items]
Partnership units issued			$ 2	$ 4	$ 8	$ 8
Preferred unitholders capital | Series 7 Preferred Units
Schedule of Partnership Units [Line Items]
Partnership units issued	$ 243
Losses on redemption of equity instruments	$ 23
Limited partners’ capital | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)			458,700,000	458,000,000	458,500,000	458,000,000
Stock issued during period, dividend reinvestment plan (in shares)					300,000	200,000
Dividend reinvestment plan, proceeds					$ 8	$ 8
Number of shares issued (in shares)					262,603		338,953
Limited partners’ capital | Non-controlling Interest - Exchange LP Units, equity
Schedule of Partnership Units [Line Items]
Exchange LP unit conversion, shares (in shares)					100,000	100,000
Conversions					$ (3)	$ 2	$ (7)
Exchange LP unit conversion, value					$ 2
Conversions (in shares)					(220,681)		(550,213)
Limited partners’ capital | Non-controlling interest – BIPC exchangeable shares
Schedule of Partnership Units [Line Items]
Conversions					$ 1	$ 1	$ 2
Conversions (in shares)					116,159	100,000	410,131
Limited partners’ capital | General Partner
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)					2,400,000	2,400,000
Limited partners’ capital | Non-controlling Interest - Exchange BIPC LP Units, equity
Schedule of Partnership Units [Line Items]
Conversions						$ 4
Exchange LP unit conversion, value					$ 1
Conversions (in shares)					100,000	300,000
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)		12,000,000			0		293,000,000
Shares issued during period, price per share (dollars per share)		$ 25
Preferred stock, dividend rate		5.125%
Partnership units issued		$ 293